Supplementary Information to the Consolidated Cash Flow Statement (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Non Cash Transactions [Abstract]
Summary of detailed information about non cash transactions

	2021 RMB million	2020 RMB million
Lease of aircraft	4,623	11,335
Convertible bonds converted to A shares	10,456	—